Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives	12 Months Ended
Dec. 31, 2020
Electronic equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives [Line Items]
Estimated useful lives	3 years
Electronic equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years
Furniture and fixture [Member]
Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives [Line Items]
Estimated useful lives	4 years
Computer software [Member]
Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives [Line Items]
Estimated useful lives	3 years
Leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Summary of property and equipment estimated useful lives [Line Items]
Estimated useful lives	5 years